Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of bank borrowings
Components of bank borrowings are as follows as of:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Standard Chartered Bank (Hong Kong) Limited – Loan 1 (1)	648,371	-	-
Standard Chartered Bank (Hong Kong) Limited – Loan 2 (2)	686,285	314,090	40,052
Standard Chartered Bank (Hong Kong) Limited – Loan 3 (3)	110,327	-	-
Total	1,444,983	314,090	40,052

Less: current portion of long-term bank borrowings	(1,444,983)	(314,090)	(40,052)
Non-current portion of long-term bank borrowings	-	-	-
(1)On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to June 20, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan is secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam. In June 2026, m-FINANCE paid off the entire outstanding bank loan.
(2)On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan is secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam.
(3)On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan is secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors of the Company. In June 2026, m-FINANCE paid off the entire outstanding bank loan.

Schedule of maturities of the bank borrowings
Maturities of the bank borrowings were as follows:

	HK$	US$
Year ending December 31,
2026 (remaining)	316,253	40,328
2027	-	-
Total bank borrowings repayments	316,253	40,328
Less: imputed interest	(2,163)	(276)
Total	314,090	40,052